Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of interest capitalized

	For the Year Ended December 31,
	2011	2010	2009
Capitalized interest	$5,815	$3,715	$14,502

Schedule of deferred costs and other assets

	2011	2010
Deferred financing and lease costs, net	$308,380	$298,674
In-place lease intangibles, net	200,098	150,199
Acquired above market lease intangibles, net	75,950	12,466
Marketable securities of our captive insurance companies	100,721	90,963
Goodwill	20,098	20,098
Other marketable securities	316,307	420,356
Loans held for investment	162,832	395,934
Prepaids, notes receivable and other assets, net	449,158	406,749

	$1,633,544	$1,795,439

Schedule of deferred financing and leasing costs

	2011	2010
Deferred financing and lease costs	$528,273	$461,315
Accumulated amortization	(219,893)	(162,641)

Deferred financing and lease costs, net	$308,380	$298,674

Schedule of amortization, included in statements of operations and comprehensive income

	For the Year Ended December 31,
	2011	2010	2009
Amortization of deferred financing costs	$28,697	$27,806	$20,408
Amortization of debt premiums, net of discounts	(8,439)	(9,066)	(10,627)
Amortization of deferred leasing costs	43,110	34,801	32,744

Schedule of intangible assets

	2011	2010
In-place lease intangibles	$245,844	$211,541
Accumulated amortization	(45,746)	(61,342)

In-place lease intangibles, net	$200,098	$150,199

Acquired above market lease intangibles	$178,564	$104,690
Accumulated amortization	(102,614)	(92,224)

Acquired above market lease intangibles, net	$75,950	$12,466

Schedule of estimated future amortization and the increasing (decreasing) effect on minimum rents for above and below market leases

	Below Market Leases	Above Market Leases	Increase to Minimum Rent, Net
2012	$ 29,184	$(14,212)	$14,972
2013	23,612	(12,717)	10,895
2014	18,300	(11,067)	7,233
2015	15,842	(9,675)	6,167
2016	14,046	(8,797)	5,249
Thereafter	33,428	(19,482)	13,946

	$134,412	$(75,950)	$58,462

Outstanding interest rate derivatives related to interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$485.8 million
Interest Rate Caps	3	$381.3 million

Details of noncontrolling interests, carrying amounts, reclassified to permanent equity

	2011	2010
Limited partners' interests in the Operating Partnership	$953,622	$983,887
Nonredeemable noncontrolling deficit interests in properties, net	(59,000)	(180,915)

Total noncontrolling interests reflected in equity	$894,622	$802,972

Rollforward of noncontrolling interests reflected in equity

	2011	2010	2009
Noncontrolling interests, beginning of period	$802,972	$724,825	$488,969
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	210,240	134,161	65,970
Distributions to noncontrolling interest holders (1)	(212,526)	(178,082)	(184,568)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized loss on interest rate hedge agreements	(15,814)	(309)	(3,897)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	2,774	2,689	2,597
Currency translation adjustments	(1,484)	(3,452)	(1,385)
Changes in available-for-sale securities and other	(6,340)	3,074	43,912

	(20,864)	2,002	41,227

Adjustment to limited partners' interest from (decreased) increased
ownership in the Operating Partnership	(36,032)	(103,728)	162,732
Units issued to limited partners	9,084	213,861	174,458
Units exchanged for common shares	(9,465)	(3,866)	(24,033)
Noncontrolling interests in newly consolidated properties and other	151,213	13,799	70

Noncontrolling interests, end of period	$894,622	$802,972	$724,825

(1)
The 2009 activity includes non-cash distributions of $133.7 million representing the portion of quarterly distributions paid in units of limited partnership interest in the Operating Partnership, or units.

Schedule of accumulated other comprehensive loss by components

	2011	2010
Cumulative translation adjustments	$(39,820)	$(31,358)
Accumulated derivative losses, net	(115,833)	(40,069)
Net unrealized gains on marketable securities, net	41,861	79,292

Total accumulated other comprehensive (loss) income	(113,792)	7,865

Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interests	19,529	(1,335)

Total accumulated other comprehensive (loss) income net of noncontrolling interests	$(94,263)	$6,530

Schedule of activity in the allowance for credit losses including the activity related to discontinued operations

	For the Year Ended December 31,
	2011	2010	2009
Balance, beginning of period	$31,650	$45,187	$44,650
Consolidation of previously unconsolidated entities	860	426	—
Provision for credit losses	6,505	3,130	22,655
Accounts written off, net of recoveries	(11,515)	(17,093)	(22,118)

Balance, end of period	$27,500	$31,650	$45,187